Financial Assets Held for Trading	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Financial Assets Held For Trading Abstract
Financial Assets Held for Trading

4. Financial Assets Held for Trading

The following table present fair value measurments of investment:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Financial Assets Held for Trading	-	2,520,128	-	2,520,128
Total	-	2,520,128	-	2,520,128

The Group purchased certain units of an investment fund through which it mainly invested in the debt security markets. The fair value of this investment cannot be determined by market value as the fund was not publicly traded. Unit price was determined by the fund manager with liquidity discounts taken into account.

The following table set forth the movements for financial assets held for trading:

Financial Assets Held for Trading
US$
Balance, July 1, 2024	-
Subscription Amount	-
Net change in unrealized appreciation (depreciation) on investments	-
Net realized gain (loss) on investments	-
Balance, June 30, 2025	2,384,192
Subscription Amount	-
Net change in unrealized appreciation (depreciation) on investments	-
Net realized gain (loss) on investments	135,936
Balance, December 31, 2025	2,520,128

4. Financial Assets Held for Trading

The following table present fair value measurments of investment:

	June 30, 2025
	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Financial Assets Held for Trading	-	2,384,192	-	2,384,192
Total	-	2,384,192	-	2,384,192

The Group purchased certain units of an investment fund through which it mainly invested in the debt security markets. The fair value of this investment cannot be determined by market value as the fund was not publicly traded. Unit price was determined by the fund manager with liquidity discounts taken into account.

The following table set forth the movements for financial assets held for trading:

Financial Assets Held for Trading
US$
Balance, June 30, 2023	-
Subscription Amount	-
Net change in unrealized appreciation (depreciation) on investments	-
Net realized gain (loss) on investments	-
Balance, June 30, 2024	-
Subscription Amount	2,352,941
Net change in unrealized appreciation (depreciation) on investments	-
Net realized gain (loss) on investments	31,251
Balance, June 30, 2025	2,384,192